Schedule of Investments (unaudited) January 31, 2021	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
BAE Systems PLC	59,008,078	$372,324,514
Huntington Ingalls Industries, Inc.	336,728	52,977,416

		425,301,930

Automobiles — 2.2%
General Motors Co.	7,823,628	396,501,467

Banks — 10.0%
Bank of America Corp.	17,278,725	512,314,196
Citigroup, Inc.	9,891,581	573,612,782
JPMorgan Chase & Co.	1,966,438	253,021,578
Wells Fargo & Co.	16,157,082	482,773,610

		1,821,722,166

Beverages — 1.9%
Coca-Cola Co.	3,175,230	152,887,324
Constellation Brands, Inc., Class A	931,077	196,392,072

		349,279,396

Capital Markets — 5.7%
Blackstone Group, Inc., Class A	596,643	40,088,443
Charles Schwab Corp.	5,822,828	300,108,555
CME Group, Inc.	297,440	54,056,746
Morgan Stanley	5,082,599	340,788,263
Raymond James Financial, Inc.	3,008,918	300,681,176

		1,035,723,183

Chemicals — 2.2%
Corteva, Inc.	3,009,028	119,939,856
DuPont de Nemours, Inc.	1,858,812	147,682,614
PPG Industries, Inc.	975,092	131,354,643

		398,977,113

Communications Equipment — 3.0%
Cisco Systems, Inc.	9,274,365	413,451,192
Motorola Solutions, Inc.	821,088	137,573,294

		551,024,486

Consumer Finance — 0.7%
American Express Co.	1,169,461	135,961,536

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(a)	1,298,961	295,994,243
Equitable Holdings, Inc.	5,411,486	134,096,623

		430,090,866

Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	9,268,687	507,460,613

Electric Utilities — 1.8%
Edison International	2,672,213	155,415,908
Exelon Corp.	1,599,635	66,480,831
PPL Corp.	3,597,871	99,553,090

		321,449,829

Electrical Equipment — 0.2%
Siemens Energy AG(a)	775,423	28,776,215

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	303,096	39,905,619

Food Products — 1.0%
Danone SA	1,751,132	116,447,812
Nestle SA, Registered Shares	666,412	74,702,503

		191,150,315

Health Care Equipment & Supplies — 6.2%
Alcon, Inc.(a)	3,178,695	228,126,577

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Koninklijke Philips NV(a)	6,352,418	$346,264,764
Medtronic PLC	3,024,402	336,706,675
Zimmer Biomet Holdings, Inc.	1,457,330	223,947,901

		1,135,045,917

Health Care Providers & Services — 6.1%
Anthem, Inc.	1,312,516	389,791,002
Cigna Corp.	450,765	97,838,543
CVS Health Corp.	3,080,407	220,711,161
Humana, Inc.	137,288	52,596,406
McKesson Corp.	821,293	143,290,990
UnitedHealth Group, Inc.	651,166	217,215,954

		1,121,444,056

Household Durables — 1.0%
Newell Brands, Inc.	4,739,026	113,831,404
Sony Corp.	684,400	65,505,713

		179,337,117

Industrial Conglomerates — 2.9%
General Electric Co.	26,183,226	279,636,853
Siemens AG, Registered Shares	1,550,344	240,210,508

		519,847,361

Insurance — 6.6%
Allstate Corp.	1,073,365	115,043,261
American International Group, Inc.	12,078,819	452,230,983
Arthur J Gallagher & Co.	2,234,610	257,896,340
Fidelity National Financial, Inc.	4,106,377	149,061,485
First American Financial Corp.	506,003	26,458,897
MetLife, Inc.	4,194,554	201,967,775

		1,202,658,741

IT Services — 2.9%
Cognizant Technology Solutions Corp., Class A	3,874,047	301,981,964
Visa, Inc., Class A	1,147,168	221,690,216

		523,672,180

Media — 3.0%
Comcast Corp., Class A	7,234,198	358,599,195
Fox Corp., Class A	6,165,639	192,244,624
Fox Corp., Class B(a)	150,268	4,491,510

		555,335,329

Multi-line Retail — 0.3%
Dollar General Corp.	249,927	48,638,294

Multi-Utilities — 2.4%
Ameren Corp.	1,173,907	85,366,517
NiSource, Inc.	4,628,657	102,524,752
Public Service Enterprise Group, Inc.	4,275,367	241,258,960

		429,150,229

Oil, Gas & Consumable Fuels — 7.4%
BP PLC	27,896,936	103,663,736
ConocoPhillips	3,626,202	145,156,866
Enterprise Products Partners LP	12,558,858	254,065,697
Equinor ASA	9,075,388	162,641,720
Marathon Petroleum Corp.	7,945,861	342,943,361
Pioneer Natural Resources Co.	1,742,410	210,657,369
Williams Cos., Inc.	5,751,887	122,112,561

		1,341,241,310

Personal Products — 1.9%
Unilever PLC, ADR	5,793,606	337,998,974

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 4.6%
AstraZeneca PLC	2,137,529	$218,051,769
Bayer AG, Registered Shares	4,609,368	278,972,023
Sanofi	3,677,495	345,861,972

		842,885,764

Professional Services — 0.4%
Leidos Holdings, Inc.	633,195	67,156,662

Road & Rail — 0.9%
Union Pacific Corp.	829,022	163,706,974

Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.	1,076,960	104,120,493
NXP Semiconductors NV	843,990	135,435,075

		239,555,568

Software — 2.2%
CDK Global, Inc.	1,860,389	92,833,411
Microsoft Corp.	1,019,771	236,546,081
Open Text Corp.	1,740,883	77,974,150

		407,353,642

Specialty Retail — 2.0%
Lowe’s Cos., Inc.	459,605	76,685,094
Ross Stores, Inc.	1,640,662	182,589,274
TJX Cos., Inc.	1,598,223	102,350,201

		361,624,569

Technology Hardware, Storage & Peripherals — 1.6%
Samsung Electronics Co. Ltd.	4,049,156	296,021,509

Tobacco — 1.7%
Altria Group, Inc.	7,211,489	296,247,968
British American Tobacco PLC	501,907	18,238,227

		314,486,195

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Ferguson PLC	857,410	$99,552,828

Total Common Stocks — 92.3% (Cost: $12,533,807,653)		16,820,037,953

Preferred Securities

Preferred Stocks — 1.2%

Household Products — 1.2%
Henkel AG & Co. KGaA, Preference Shares	2,157,047	223,408,841

Total Preferred Securities — 1.2% (Cost: $192,095,432)		223,408,841

Total Long-Term Investments — 93.5% (Cost: $12,725,903,085)		17,043,446,794

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	1,170,041,411	1,170,041,411

Total Short-Term Securities — 6.4% (Cost: $1,170,041,411)		1,170,041,411

Total Investments — 99.9% (Cost: $13,895,944,496)		18,213,488,205

Other Assets Less Liabilities — 0.1%		16,822,286

Net Assets — 100.0%		$18,230,310,491

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,244,064,340	$—	$(74,022,929	)(a)	$—	$—	$1,170,041,411	1,170,041,411	$510,881	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$52,977,416	$372,324,514	$—	$425,301,930
Automobiles	396,501,467	—	—	396,501,467
Banks	1,821,722,166	—	—	1,821,722,166
Beverages	349,279,396	—	—	349,279,396
Capital Markets	1,035,723,183	—	—	1,035,723,183
Chemicals	398,977,113	—	—	398,977,113
Communications Equipment	551,024,486	—	—	551,024,486
Consumer Finance	135,961,536	—	—	135,961,536
Diversified Financial Services	430,090,866	—	—	430,090,866
Diversified Telecommunication Services	507,460,613	—	—	507,460,613
Electric Utilities	321,449,829	—	—	321,449,829
Electrical Equipment	28,776,215	—	—	28,776,215
Electronic Equipment, Instruments & Components	39,905,619	—	—	39,905,619
Food Products	—	191,150,315	—	191,150,315
Health Care Equipment & Supplies	560,654,576	574,391,341	—	1,135,045,917
Health Care Providers & Services	1,121,444,056	—	—	1,121,444,056
Household Durables	113,831,404	65,505,713	—	179,337,117
Industrial Conglomerates	279,636,853	240,210,508	—	519,847,361
Insurance	1,202,658,741	—	—	1,202,658,741
IT Services	523,672,180	—	—	523,672,180
Media	555,335,329	—	—	555,335,329
Multi-line Retail	48,638,294	—	—	48,638,294
Multi-Utilities	429,150,229	—	—	429,150,229
Oil, Gas & Consumable Fuels	1,074,935,854	266,305,456	—	1,341,241,310
Personal Products	337,998,974	—	—	337,998,974
Pharmaceuticals	—	842,885,764	—	842,885,764
Professional Services	67,156,662	—	—	67,156,662
Road & Rail	163,706,974	—	—	163,706,974
Semiconductors & Semiconductor Equipment	239,555,568	—	—	239,555,568
Software	407,353,642	—	—	407,353,642
Specialty Retail	361,624,569	—	—	361,624,569
Technology Hardware, Storage & Peripherals	—	296,021,509	—	296,021,509

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Tobacco	$296,247,968	$18,238,227	$—	$314,486,195
Trading Companies & Distributors	—	99,552,828	—	99,552,828
Preferred Securities
Preferred Stocks	—	223,408,841	—	223,408,841
Short-Term Securities
Money Market Funds	1,170,041,411	—	—	1,170,041,411

	$15,023,493,189	$3,189,995,016	$—	$18,213,488,205

Portfolio Abbreviation

ADR	American Depositary Receipt

4